SEGMENT REPORTING - Schedule of Geographic Area Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Long-lived assets	$ 650,391,068	$ 554,942,225
Reportable segments | Costa Rica
Statement [Line Items]
Long-lived assets	263,571,970	260,354,878
Reportable segments | Colombia
Statement [Line Items]
Long-lived assets	175,155,983	133,013,547
Reportable segments | Peru
Statement [Line Items]
Long-lived assets	191,094,115	161,573,800
Reportable segments | Mexico
Statement [Line Items]
Long-lived assets	$ 20,569,000	$ 0